AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 0.2%
4,714,066	Amur Finance VI LLC, 144A ** ^	8.000	12/20/2024	$3,300,044
4,622,570	AXIS Equipment Finance Receivables IV LLC 144A	8.830	3/20/2024	4,621,876
	TOTAL ASSET BACKED SECURITIES (Cost $9,327,069)			7,921,920

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9%
21,390,281	Aames Mortgage Investment Trust 2006-1, 1M Libor + 0.48%	2.625	4/25/2036	20,341,749
897,717	ABFC 2004-OPT4 Trust, 1M Libor + 2.70%	4.492	7/25/2033	940,348
5,353,030	ABFC 2005-HE1 Trust, 1M Libor + 1.05%	2.842	3/25/2035	4,824,382
4,083,003	ABFC 2005-WMC1 Trust, 1M Libor + 0.89%	2.677	6/25/2035	3,129,095
4,872,520	ABFC 2007-NC1 Trust, 1M Libor + 1.00%, 144A	2.792	5/25/2037	3,130,023
3,573,011	ABFS Mortgage Loan Trust 2002-2, (B)	6.785	7/15/2033	2,783,114
4,431,702	ABFS Mortgage Loan Trust 2002-3, (B)	5.902	9/15/2033	3,339,980
2,189,020	ABFS Mortgage Loan Trust 2003-2 (A), 144A	8.000	4/25/2034	895,098
610,526	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 1M Libor + 2.03%	3.817	6/25/2034	593,582
1,768,134	ACE Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.78%	4.567	11/25/2034	1,734,876
4,713,623	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4, 1M Libor + 1.95%	3.742	12/25/2034	2,576,357
1,748,581	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.32%	3.112	1/25/2035	1,539,884
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 1M Libor + 4.13%	5.917	11/25/2033	632,023
17,453,495	ACE Securities Corp Home Equity Loan Trust Series 2005-HE7, 1M Libor + 0.69%	2.482	11/25/2035	15,557,000
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 1M Libor + 3.00%	4.792	8/25/2040	1,585,946
2,537,319	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP3, 1M Libor + 0.28%	2.072	6/25/2036	2,396,424
3,691,694	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP4, 1M Libor + 0.29%	2.082	8/25/2036	2,736,954
23,029,298	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 1M Libor + 0.28%	2.072	4/25/2036	18,678,460
5,919,770	Adjustable Rate Mortgage Trust 2005-2	3.142	6/25/2035	3,914,809
360,417	Adjustable Rate Mortgage Trust 2005-3, (A)	4.062	7/25/2035	290,462
3,433,143	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 1M Libor + 3.00%	4.792	6/25/2034	2,922,886
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 5.25%	7.042	10/25/2035	755,484
20,290,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1M Libor + 0.50%	2.292	10/25/2034	15,667,169
6,793,819	AFC Trust Series 1999-4, 1M Libor + 0.88%, 144A	2.672	12/26/2029	5,526,461
1,134,627	Alternative Loan Trust 2004-J9, 1M Libor + 2.78%	4.567	10/25/2034	703,443
7,398,858	Alternative Loan Trust 2005-61, 1M Libor + 0.38%	2.172	12/25/2035	7,079,990
1,208,725	Alternative Loan Trust 2006-OA22, 1M Libor + 0.24%	2.032	2/25/2047	592,218
12,953,589	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.38%	2.172	3/25/2046	9,013,567
2,199,965	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.70%	4.492	5/25/2034	2,089,897
3,607,916	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 4.50%	6.292	5/25/2034	3,062,564
2,409,578	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.80%	3.592	9/25/2034	2,129,162
2,722,790	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R8, 1M Libor + 1.92%	3.712	9/25/2034	1,523,014
2,907,002	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R9, 1M Libor + 2.10%	3.892	10/25/2034	1,743,442
2,351,672	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	3.892	11/25/2034	2,234,134
5,103,585	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R1	3.292	3/25/2035	2,289,756
6,000,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.05%	2.842	7/25/2035	4,883,933
3,578,433	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R5, 1M Libor + 1.83%	3.622	7/25/2035	1,712,618
10,985,120	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R6, 1M Libor + 1.15%	2.942	7/25/2035	4,278,511
4,320,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.65%	2.442	7/25/2035	4,082,473
9,565,787	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R7, 1M Libor + 0.73%	2.522	8/25/2035	5,206,962
21,240,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R8, 1M Libor + 1.04%	2.827	9/25/2035	19,202,893
26,084,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 0.69%	2.482	9/25/2035	21,753,568
1,156,936	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R10, 1M Libor + 1.45%	3.242	10/25/2035	747,243
14,370,000	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R11, 1M Libor + 0.68%	2.472	1/25/2036	13,318,234
8,089,661	Ameriquest Mortgage Securities Trust 2006-R1, 1M Libor + 0.56%	2.352	3/25/2036	6,305,081
4,967,190	Ameriquest Mortgage Securities Trust 2006-R2, 1M Libor + 0.49%	2.282	4/25/2036	3,766,742
23,124	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1M Libor + 0.50%	2.287	6/25/2028	23,148
171,261	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 1M Libor + 1.85%	3.642	11/25/2029	168,600
36,588,438	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W2, 1M Libor + 0.53%	2.322	10/25/2035	26,234,162
24,000,000	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W3, 1M Libor + 0.46%	2.252	11/25/2035	21,380,218
21,706,856	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2005-W5, 1M Libor + 0.46%	2.252	1/25/2036	17,546,457
2,765,503	Argent Securities Trust 2006-W1, 1M Libor + 0.41%	2.202	3/25/2036	1,664,053
1,641,491	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE3	7.740	6/15/2033	1,615,443
17,765,000	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, 1M Libor + 0.64%	2.432	11/25/2035	16,597,573
27,519,097	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	2.022	11/25/2036	25,930,381
22,770,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.072	7/25/2036	19,888,511

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
2,945,472	Asset Backed Securities Corp Home Equity Loan Trust Series WMC 2005-HE5, 1M Libor + 1.05%	2.842	6/25/2035	$361,135
3,778,100	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.89%	3.682	1/25/2035	3,088,680
5,050,803	Asset-Backed Pass-Through Certificates Series 2005-R2, 1M Libor + 1.17%	2.962	4/25/2035	4,303,041
7,500,000	Asset-Backed Pass-Through Certificates Series 2005-R4, 1M Libor + 1.80%	3.592	7/25/2035	6,627,994
1,759,290	Banc of America Funding 2004-B Trust, (A)	3.682	12/20/2034	1,547,740
3,013,403	Banc of America Mortgage 2004-K Trust, (A)	4.115	12/25/2034	2,034,723
5,369,000	Bayview Financial Mortgage Pass-Through Trust 2006-A, 1M Libor + 1.65%	3.352	2/28/2041	5,442,579
2,083,923	Bear Stearns ALT-A Trust 2004-1, (A)	4.051	2/25/2034	1,415,285
32,542	Bear Stearns ARM Trust 2003-8, (A)	5.020	1/25/2034	31,420
613,121	Bear Stearns ARM Trust 2004-7, (A)	4.250	10/25/2034	595,950
3,356,535	Bear Stearns Asset Backed Securities I Trust 2004-HE11, 1M Libor + 2.55%	4.342	12/25/2034	1,795,728
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CL1, 1M Libor + 0.63%	2.653	9/25/2034	2,668,294
2,727,567	Bear Stearns Asset Backed Securities I Trust 2005-HE1, 1M Libor + 2.33%	4.117	1/25/2035	2,673,284
9,847,273	Bear Stearns Asset Backed Securities I Trust 2005-HE9, 1M Libor + 1.20%	2.992	10/25/2035	9,165,257
30,731,238	Bear Stearns Asset Backed Securities I Trust 2006-HE9, 1M Libor + 0.29%	2.082	11/25/2036	28,678,056
4,205,237	Bear Stearns Asset Backed Securities I Trust 2006-4, 1M Libor + 0.75%	2.542	10/25/2036	945,037
16,250,000	BNC Mortgage Loan Trust 2007-2	2.082	5/25/2037	13,427,302
18,016,000	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.51%	2.302	12/25/2035	14,556,067
24,623,011	Carrington Mortgage Loan Trust Series 2005-NC4, 1M Libor + 0.75%	2.542	9/25/2035	22,746,804
14,212,454	Carrington Mortgage Loan Trust Series 2005-NC5, 1M Libor + 0.52%	2.312	10/25/2035	11,458,629
35,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.30%	2.092	7/25/2036	17,289,665
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1, 1M Libor + 0.42%	2.212	1/25/2036	20,521,917
7,767,957	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.30%	2.092	10/25/2036	1,336,161
6,395,000	Carrington Mortgage Loan Trust Series 2006-OPT1, 1M Libor + 0.37%	2.162	2/25/2036	5,431,648
8,413,348	Carrington Mortgage Loan Trust Series 2006-RFC1, 1M Libor + 0.29%	2.082	5/25/2036	5,988,392
13,907,599	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.50%	2.292	2/25/2037	8,928,040
11,561,638	Carrington Mortgage Loan Trust Series 2007-RFC1, 1M Libor + 0.26%	2.052	12/25/2036	3,955,809
1,155,851	Centex Home Equity Loan Trust 2002-C, 1M Libor + 1.15%	2.942	9/25/2032	1,075,565
413,626	Centex Home Equity Loan Trust 2004-B, 1M Libor + 2.33%	4.117	3/25/2034	15,257
4,049,717	Centex Home Equity Loan Trust 2004-C, 1M Libor + 1.73%	3.517	6/25/2034	3,881,173
2,199,305	Centex Home Equity Loan Trust 2004-C, 1M Libor + 2.10%	3.892	6/25/2034	501,638
555,886	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.03%	2.822	9/25/2034	563,724
9,622,645	Centex Home Equity Loan Trust 2005-D, 1M Libor + 1.20%	2.992	10/25/2035	9,334,490
17,000,000	Centex Home Equity Loan Trust 2006-A, 1M Libor + 0.37%	2.162	6/25/2036	14,098,287
3,300,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.44%	2.232	5/25/2037	2,341,377
82,852,364	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.542	12/25/2021	26,470,050
8,000,000	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.542	10/25/2037	6,379,858
14,649,438	CIT Mortgage Loan Trust 2007-1, 1M Libor + 1.75%, 144A	3.542	10/25/2037	4,435,815
1,332,150	Citigroup Mortgage Loan Trust 2005-3 (A)	4.738	8/25/2035	1,262,253
5,786,004	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.29%	2.082	9/25/2036	3,907,302
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2, 1M Libor + 0.38%	2.172	8/25/2036	2,427,999
9,482,858	Citigroup Mortgage Loan Trust 2006-NC1, 1M Libor + 0.29%	2.082	8/25/2036	8,565,045
5,013,152	Citigroup Mortgage Loan Trust 2006-WMC1, 1M Libor + 0.62%	2.407	12/25/2035	3,547,283
1,217,920	Citigroup Mortgage Loan Trust 2007-10, (A)	4.467	9/25/2037	1,112,980
6,731,464	Citigroup Mortgage Loan Trust 2007-AHL1, 1M Libor + 0.27%	2.062	12/25/2036	5,565,713
5,446,331	Citigroup Mortgage Loan Trust 2007-AMC4, 1M Libor + 0.30%	2.092	5/25/2037	4,877,115
1,612,823	Citigroup Mortgage Loan Trust 2007-WFHE1, 1M Libor + 0.36%	2.152	1/25/2037	1,275,482
8,933,859	Citigroup Mortgage Loan Trust 2007-WFHE2, 1M Libor + 0.65%	2.442	3/25/2037	7,227,743
2,301,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 4.50%	6.292	12/25/2033	2,317,730
2,000,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 1.12%	2.912	7/25/2035	1,937,684
6,302,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 0.28%	2.072	6/25/2037	5,137,794
1,437,000	Citigroup Mortgage Loan Trust, Inc., 1M Libor + 2.50%	4.292	7/25/2037	1,095,783
9,228,375	Connecticut Avenue Securities Trust 2018-R07, 1M Libor + 2.40%, 144A	4.192	4/25/2031	9,343,043
6,494,147	Connecticut Avenue Securities Trust 2019-R01, 1M Libor + 0.85%, 144A	2.642	7/25/2031	6,497,081
21,000,000	Connecticut Avenue Securities Trust 2019-R01, 1M Libor + 2.45%, 144A	4.242	7/25/2031	21,277,234
23,750,000	Connecticut Avenue Securities Trust 2019-R02, 1M Libor + 2.30%, 144A	4.092	8/25/2031	23,990,056
1,863,131	Connecticut Avenue Securities Trust 2019-R03, 1M Libor + 0.75%, 144A	2.542	9/25/2031	1,863,445
20,870,000	Connecticut Avenue Securities Trust 2019-R03, 1M Libor + 2.15%, 144A	3.942	9/25/2031	21,046,583
9,155,081	Connecticut Avenue Securities Trust 2019-R04, 1M Libor + 0.75%, 144A	2.542	6/25/2039	9,167,349
3,000,000	Connecticut Avenue Securities Trust 2019-R04, 1M Libor + 5.25%, 144A	7.042	6/25/2039	3,286,349
5,231,094	Connecticut Avenue Securities Trust 2019-R05, 1M Libor + 0.75%, 144A	2.542	7/25/2039	5,237,894

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
1,250,000	Connecticut Avenue Securities Trust 2019-R05, 1M Libor + 4.10%, 144A	5.892	7/25/2039	$1,313,421
7,082,490	Connecticut Avenue Securities Trust 2019-R06, 1M Libor + 0.75%, 144A	2.542	9/25/2039	7,086,486
21,750,000	Connecticut Avenue Securities Trust 2019-R06, 1M Libor + 3.75%, 144A	5.542	9/25/2039	22,244,575
12,000,000	Connecticut Avenue Securities Trust 2019-R07, 1M Libor + 2.10%, 144A	3.892	10/25/2039	12,127,302
3,943,559	Conseco Finance Corp., (A)	7.240	11/15/2028	3,955,323
5,014,122	Conseco Finance Corp., (A)	6.980	9/1/2030	4,507,270
221,166	Countrywide Asset-Backed Certificates, 1M Libor + 5.63%, 144A	7.417	10/25/2032	219,744
374,573	Countrywide Asset-Backed Certificates, 1M Libor + 4.50%, 144A	6.292	11/25/2033	425,453
2,548,000	Countrywide Asset-Backed Certificates, 144A, (B)	5.000	11/25/2035	2,387,784
3,839,605	Countrywide Asset-Backed Certificates, 1M Libor + 1.15%	2.942	12/25/2035	1,791,046
5,696,651	Countrywide Asset-Backed Certificates, 1M Libor + 1.00%	2.792	1/25/2036	1,766,268
17,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.49%	2.282	4/25/2036	12,301,472
3,200,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.73%	2.522	4/25/2036	2,109,487
3,001,006	Countrywide Asset-Backed Certificates, 1M Libor + 0.39%	2.182	7/25/2036	1,553,675
6,970,586	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.042	6/25/2037	5,276,230
3,047,854	Countrywide Asset-Backed Certificates, 1M Libor + 0.34%	2.132	6/25/2037	1,617,536
26,941,161	Countrywide Asset-Backed Certificates, 1M Libor + 0.27%	2.062	11/25/2037	17,971,705
14,000,000	Countrywide Asset-Backed Certificates, 1M Libor + 0.44%	2.227	1/25/2045	12,359,799
11,265,636	Countrywide Asset-Backed Certificates, 1M Libor + 0.23%	2.022	5/25/2047	3,521,234
26,884,833	Countrywide Asset-Backed Certificates, 1M Libor + 0.25%	2.042	6/25/2047	16,904,073
12,771,461	Countrywide Asset-Backed Certificates, 1M Libor + 0.26%	2.052	6/25/2047	8,383,381
2,176,131	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 1.50%	3.292	2/25/2032	2,133,442
1,238,572	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 3.85%	5.642	4/25/2034	491,427
1,809,256	Credit-Based Asset Servicing & Securitization LLC,1M Libor + 4.50%, 144A	6.292	3/25/2033	954,777
554,836	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.85%, 144A	4.087	10/25/2034	532,844
2,000,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.69%	2.482	7/25/2035	1,798,785
3,368,863	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.20%, 144A	2.992	7/25/2035	1,087,525
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor, 144A, (B)	6.000	9/25/2035	3,735,709
1,655,413	Credit-Based Asset Servicing & Securitization LLC, 144A, lM Libor + 0.44%	2.368	12/25/2035	707,468
9,278,000	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	6.231	12/25/2036	9,812,092
3,716,563	Credit-Based Asset Servicing & Securitization LLC, 144A, (B)	7.250	3/25/2046	993,500
1,555,699	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, (A)	4.571	10/25/2033	1,202,124
4,282,357	CWABS Asset-Backed Certificates Trust 2004-7, 1M Libor + 2.10%	3.892	10/25/2034	1,674,806
2,227,009	CWABS Asset-Backed Certificates Trust 2005-11, 1M Libor + 0.72%	2.512	2/25/2036	1,031,540
16,648,545	CWABS Asset-Backed Certificates Trust 2005-14, 1M Libor + 0.78%	2.572	4/25/2036	13,947,622
5,025,994	CWABS Asset-Backed Certificates Trust 2005-16, 1M Libor + 0.76%	2.552	5/25/2036	1,761,952
6,800,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	2.092	6/25/2047	5,562,192
26,400,000	CWABS Asset-Backed Certificates Trust 2007-11, 1M Libor + 0.30%	2.092	6/25/2047	22,171,657
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	2.762	8/25/2047	2,885,957
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12, 1M Libor + 0.97%	2.762	8/25/2047	13,777,660
9,916,000	CWABS Asset-Backed Certificates Trust 2007-13, 1M Libor + 1.50%	3.292	10/25/2047	6,135,900
1,458,885	Delta Funding Home Equity Loan Trust 1999-1, (A)	6.800	3/15/2028	1,327,056
2,217,765	Delta Funding Home Equity Loan Trust 1999-2	7.370	8/15/2030	1,527,027
1,134,990	Delta Funding Home Equity Loan Trust 2000-3, (B)	8.390	11/15/2030	968,958
1,046,895	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1, 1M Libor + 0.35%, 144A	2.090	4/15/2036	821,187
2,678,627	DSLA Mortgage Loan Trust 2004-AR1, 1M Libor + 1.13%	2.889	9/19/2044	1,746,622
10,779,038	Ellington Loan Acquisition Trust 2007-1, 1M Libor + 2.10%, 144A	3.892	5/25/2037	9,226,023
4,245,000	EMC Mortgage Loan Trust, 1M Libor + 3.38%, 144A	5.167	1/25/2041	3,300,806
11,601,515	Encore Credit Receivables Trust 2005-2, 1M Libor + 0.98%	2.767	11/25/2035	8,881,704
3,652,743	Encore Credit Receivables Trust 2005-3, 1M Libor + 1.76%	3.547	10/25/2035	3,061,958
6,708,033	Encore Credit Receivables Trust 2005-4, 1M Libor + 0.70%	2.842	1/25/2036	5,392,930
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 1M Libor + 5.10%	6.892	10/25/2034	1,770,339
1,782,268	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	3.592	4/25/2035	1,712,051
10,850,046	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.90%	4.692	7/25/2024	11,307,361
8,149,808	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.30%	6.092	2/25/2025	8,683,374
2,498,162	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.00%	5.792	5/25/2025	2,652,579
8,907,436	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.00%	5.792	5/25/2025	9,238,390
7,639,177	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.00%	6.792	7/25/2025	8,019,152
2,985,656	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.55%	7.342	4/25/2028	3,189,329
4,874,080	Fannie Mae Connecticut Avenue Securities, 1M Libor + 5.70%	7.492	4/25/2028	5,417,823
5,641,662	Fannie Mae Connecticut Avenue Securities, 1M Libor + 6.75%	8.542	8/25/2028	6,283,402

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
17,984,166	Fannie Mae Connecticut Avenue Securities, 1M Libor + 6.00%	7.792	9/25/2028	$19,805,529
29,937	Fannie Mae Connecticut Avenue Securities, 1M Libor + 1.45%	3.242	1/25/2029	29,951
15,345,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.25%	6.042	1/25/2029	16,328,684
20,833,525	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.45%	6.242	1/25/2029	22,027,070
8,387,354	Fannie Mae Connecticut Avenue Securities, 1M Libor + 4.35%	6.142	4/25/2029	8,851,593
423,444	Fannie Mae Connecticut Avenue Securities, 1M Libor + 1.30%	3.092	7/25/2029	423,873
18,750,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.55%	5.342	7/25/2029	19,858,498
1,878,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 3.65%	5.442	9/25/2029	1,979,925
8,013,510	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.80%	4.592	2/25/2030	8,236,686
8,414,648	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.40%	4.192	5/25/2030	8,440,152
3,666,276	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.50%	4.292	5/25/2030	3,725,425
3,704,192	Fannie Mae Connecticut Avenue Securities, 1M Libor + 0.60%	2.392	7/25/2030	3,704,029
12,025,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.25%	4.042	7/25/2030	12,195,088
14,555,648	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.20%	3.992	8/25/2030	14,694,284
22,700,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.55%	4.342	12/25/2030	23,123,472
11,250,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.35%	4.142	1/25/2031	11,421,092
9,000,000	Fannie Mae Connecticut Avenue Securities, 1M Libor + 2.10%	3.892	3/25/2031	9,058,544
1,920,568	FFMLT Trust 2004-FF3, 1M Libor + 2.40%	4.192	11/25/2034	1,896,868
7,054,782	FFMLT Trust 2005-FF2, 1M Libor + 1.05%	2.842	3/25/2035	5,809,654
2,376,683	FFMLT Trust 2005-FF11, 1M Libor + 0.93%	2.722	11/25/2035	2,067,845
1,444,626	Finance America Mortgage Loan Trust 2004-3, 1M Libor + 1.65%	3.442	11/25/2034	1,240,560
14,547,293	Finance of America Structured1 144A	2.000	3/25/2069	15,102,134
15,000,000	Finance of America Structured, 144A	2.000	11/25/2069	15,098,691
1,939,902	First Franklin Mortgage Loan Trust 2003-FF4, 1M Libor + 2.485	4.267	10/25/2033	1,192,470
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2, 1M Libor + 1.88%	3.667	3/25/2034	1,783,930
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 1M Libor + 2.25%	4.042	6/25/2034	841,613
2,467,478	First Franklin Mortgage Loan Trust 2004-FF7, (B)	5.500	9/25/2034	2,316,806
4,634,432	First Franklin Mortgage Loan Trust 2004-FFH2, 1M Libor + 1.58%	3.367	6/25/2034	4,489,732
3,480,303	First Franklin Mortgage Loan Trust 2005-FF5, 1M Libor + 1.20%	2.992	5/25/2035	2,057,560
19,922,347	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.332	10/25/2035	20,428,176
4,796,426	First Franklin Mortgage Loan Trust 2005-FFH2, 1M Libor + 1.05%, 144A	2.842	4/25/2035	4,145,696
10,873,000	First Franklin Mortgage Loan Trust 2006-FF1, 1M Libor + 0.46%	2.252	1/25/2036	10,557,220
11,764,964	First Franklin Mortgage Loan Trust 2006-FF4, 1M Libor + 0.36%	2.248	3/25/2036	9,753,719
3,780,000	First Franklin Mortgage Loan Trust 2006-FF5, 1M Libor + 0.27%	2.062	4/25/2036	3,075,405
2,018,362	First Franklin Mortgage Loan Trust 2006-FF7, 1M Libor + 0.25%	2.042	5/25/2036	930,906
4,653,245	First Franklin Mortgage Loan Trust 2006-FF9, 1M Libor + 0.25%	2.042	6/25/2036	2,293,450
4,120,000	First Franklin Mortgage Loan Trust 2006-FF15, 1M Libor + 0.31%	2.102	11/25/2036	3,045,948
4,746,702	Freddie Mac STACR 2019-HQA3, 1M Libor + 0.75%, 144A	2.542	9/25/2049	4,753,886
7,250,000	Freddie Mac STACR 2019-HQA3, 1M Libor + 1.85%, 144A	3.642	9/25/2049	7,257,789
21,602,536	Freddie Mac Stacr Trust 2018-HQA2, 1M Libor + 11.00%, 144A	4.092	10/25/2048	21,903,561
19,180,000	Freddie Mac Stacr Trust 2019-DNA1, 1M Libor + 2.65%, 144A	4.442	1/25/2049	19,552,669
10,369,056	Freddie Mac Stacr Trust 2019-DNA2, 1M Libor + 2.45%, 144A	4.242	3/25/2049	10,488,611
2,000,000	Freddie Mac Stacr Trust 2019-DNA2, 1M Libor + 10.50%, 144A	12.292	3/25/2049	2,527,932
1,481,629	Freddie Mac Stacr Trust 2019-DNA3, 1M Libor + 0.73%, 144A	2.522	7/25/2049	1,481,878
8,000,000	Freddie Mac Stacr Trust 2019-DNA3, 1M Libor + 2.05%, 144A	3.842	7/25/2049	8,044,809
1,500,000	Freddie Mac Stacr Trust 2019-DNA3, 1M Libor + 3.25%, 144A	5.042	7/25/2049	1,540,541
265,383	Freddie Mac Stacr Trust 2019-HQA1, 1M Libor + 0.90%, 144A	2.692	2/25/2049	265,538
10,000,000	Freddie Mac Stacr Trust 2019-HQA1, 1M Libor + 2.35%, 144A	4.142	2/25/2049	10,111,086
1,369,177	Freddie Mac Stacr Trust 2019-HQA2, 1M Libor + 0.70%, 144A	2.492	4/25/2049	1,369,507
3,935,715	Freddie Mac Structured Agency Credit Risk Debt Notes	5.892	8/25/2024	4,170,170
1,789,986	Freddie Mac Structured Agency Credit Risk Debt Notes	6.342	10/25/2024	1,921,074
10,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	6.492	3/25/2028	10,652,583
1,496,498	Freddie Mac Structured Agency Credit Risk Debt Notes	4.592	5/25/2028	1,504,602
2,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.042	7/25/2029	2,524,731
2,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.342	8/25/2029	2,102,336
11,187,049	Freddie Mac Structured Agency Credit Risk Debt Notes	2.992	10/25/2029	11,229,184
21,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes	5.242	10/25/2029	22,604,024
6,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.292	3/25/2030	6,007,484
23,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.092	9/25/2030	23,785,906
5,000,000	FREMF 2013-K27 Mortgage Trust, 144A, (A)	3.615	1/25/2046	5,128,558
4,831,000	FREMF 2013-K28 Mortgage Trust, 144A, (A)	3.609	6/25/2046	4,921,413

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
7,100,000	FREMF 2016-K55 Mortgage Trust, 144A, (A)	4.297	4/25/2049	$7,496,206
18,500,000	FREMF 2016-K60 Mortgage Trust, 144A, (A)	3.657	12/25/2049	18,298,663
5,575,000	FREMF 2018-K76 Mortgage Trust, 144A, (A)	4.349	6/25/2051	5,771,127
6,750,000	FREMF 2018-K78 Mortgage Trust, 144A (A)	4.266	6/25/2051	6,961,627
10,000,000	FREMF 2018-K80 Mortgage Trust, 144A, (A)	4.373	7/25/2028	10,388,380
13,465,000	FREMF 2018-K082 Mortgage Trust, 144A, (A)	4.267	9/25/2028	13,921,424
5,000,000	FREMF 2018-K83 Mortgage Trust, 144A, (A)	4.418	10/25/2028	5,232,593
6,000,000	FREMF 2018-K733 Mortgage Trust, 144A (A)	3.984	2/25/2028	6,089,568
6,000,000	FREMF 2018-K1505 Mortgage Trust, 144A (A)	4.306	4/25/2033	5,963,233
7,649,506	FREMF 2018-KF48 Mortgage Trust, 1M Libor + 2.05%, 144A	3.747	6/25/2028	7,593,093
9,464,857	FREMF 2018-KF50 Mortgage Trust, 1M Libor + 1.90%, 144A	3.597	7/25/2028	9,462,856
4,545,348	FREMF 2018-KF52 Mortgage Trust, 1M Libor + 1.95%	3.647	9/25/2028	4,533,706
16,926,521	FREMF 2018-K103 Mortgage Trust, 1M Libor + 2.25%, 144A	3.947	2/25/2023	16,942,314
8,325,000	FREMF 2018-KW06 Mortgage Trust, 144A (A)	4.367	6/25/2028	8,419,361
1,000,000	FREMF 2018-KW07 Mortgage Trust, 144A, (A)	4.221	10/25/2031	996,203
10,000,000	FREMF 2019-K91 Mortgage Trust, 144A, (A)	4.397	7/25/2029	10,265,340
7,000,000	FREMF 2019-K92 Mortgage Trust, 144A, (A)	4.337	6/25/2029	7,222,783
10,500,000	FREMF 2019-K93 Mortgage Trust, 144A, (A)	4.258	5/25/2052	10,754,083
5,000,000	FREMF 2019-K97 Mortgage Trust, 144A, (A)	3.764	8/25/2029	4,976,401
9,383,000	FREMF 2019-K98 Mortgage Trust, 144A, (A)	3.862	10/25/2052	9,313,666
8,027,000	FREMF 2019-K99 Mortgage Trust, 144A, (A)	3.765	9/25/2029	7,906,133
12,103,500	FREMF 2019-K102 Mortgage Trust, 144A, (A)	3.652	12/25/2051	11,649,256
10,000,000	FREMF 2019-K735 Mortgage Trust, 144A, (A)	4.157	5/25/2026	10,157,068
6,238,000	FREMF 2019-K736 Mortgage Trust, 144, (A)	3.884	7/25/2026	6,266,355
4,499,321	FREMF 2019-KF61 Mortgage Trust, 1M Libor + 2.20%, 144A	3.897	4/25/2029	4,485,808
5,000,000	FREMF 2019-KF63 Mortgage Trust, 1M Libor + 2.35%, 144A	4.047	5/25/2029	5,020,451
3,999,818	FREMF 2019-KF64 Mortgage Trust, 1M Libor + 2.30%, 144A	3.997	6/25/2026	4,014,517
4,000,000	FREMF 2019-KF66 Mortgage Trust, 1M Libor + 2.40%, 144A	4.097	7/25/2029	4,026,863
4,500,000	FREMF 2019-KF67 Mortgage Trust, 1M Libor + 2.25%, 144A	3.947	8/25/2029	4,528,022
5,380,714	FREMF 2019-KF68 Mortgage Trust, 1M Libor + 2.20%, 144A	3.897	7/25/2026	5,396,295
8,866,000	FREMF 2019-KF69 Mortgage Trust, 1M Libor + 2.30%, 144A	3.997	8/25/2029	8,902,403
10,000,000	FREMF 2019-KF73 Mortgage Trust, 1M Libor + 2.45%, 144A	4.147	11/25/2029	10,092,480
4,000,000	FREMF 2019-KW10 Mortgage Trust, 144A, (A)	3.624	10/25/2032	3,700,257
10,000,000	FREMF K-100 Mortgage Trust, 144A, (A)	3.490	9/25/2029	9,737,400
4,250,000	FREMF K-1510 Mortgage Trust, 144A, (A)	4.689	1/25/2034	4,142,874
8,250,000	FREMF Mortgage Trust, 144A	4.053	6/25/2029	8,314,907
375,966	Fremont Home Loan Trust 2004-4, 1M Libor + 0.92%	2.707	3/25/2035	294,120
1,524,417	Fremont Home Loan Trust 2004-4, 1M Libor + 1.43%	3.217	3/25/2035	1,213,969
3,085,111	Fremont Home Loan Trust 2004-4, 1M Libor + 1.50%	3.292	3/25/2035	1,434,714
1,053,777	Fremont Home Loan Trust 2004-D, 1M Libor + 0.95%	2.737	11/25/2034	950,868
6,059,793	Fremont Home Loan Trust 2005-1, 1M Libor + 1.80%	3.592	6/25/2035	1,131,932
12,425,839	Fremont Home Loan Trust 2005-2, 1M Libor + 0.98%	2.767	6/25/2035	8,881,736
6,077,536	Fremont Home Loan Trust 2005-A, 1M Libor + 1.05%	2.842	1/25/2035	3,645,108
4,231,286	Fremont Home Loan Trust 2005-C, 1M Libor + 0.99%	2.782	7/25/2035	934,323
8,969,586	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1M Libor + 0.69%	2.482	10/25/2035	7,904,028
2,205,627	GreenPoint Mortgage Funding Trust 2005-HY1, 1M Libor + 0.59%	2.382	7/25/2035	1,833,072
4,921,981	GSAA Home Equity Trust 2004-8, 1M Libor + 1.73%	3.517	9/25/2034	4,525,002
3,053,625	GSAA Home Equity Trust 2004-11, 1M Libor + 1.43%	3.217	12/25/2034	2,625,291
1,612,206	GSAA Home Equity Trust 2005-5, 1M Libor + 2.55%	4.342	2/25/2035	1,203,512
4,830,733	GSAA Home Equity Trust 2005-8, 1M Libor + 0.52%	2.312	6/25/2035	3,913,682
9,785,211	GSAA Trust, 1M Libor + 0.77%	2.562	6/25/2035	6,746,010
19,315,603	GSAA Trust, 1M Libor + 0.57%	2.362	12/25/2035	16,078,810
1,093,588	GSAMP Trust 2004-NC2, 1M Libor + 3.38%, 144A	5.167	10/25/2034	929,900
4,400,724	GSAMP Trust 2005-AHL2, 1M Libor + 0.44%	2.232	12/25/2035	2,951,077
13,226,000	GSAMP Trust 2005-HE4, 1M Libor + 0.95%	2.737	7/25/2045	10,836,711
5,374,301	GSAMP Trust 2005-HE5, 1M Libor + 0.70%	2.492	11/25/2035	1,411,149
32,048,837	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.072	5/25/2046	26,809,923
6,860,408	GSAMP Trust 2006-HE5, 1M Libor + 0.30%	2.092	8/25/2036	4,601,547
5,549,692	GSAMP Trust 2006-HE8, 1M Libor + 0.25%	2.042	1/25/2037	2,854,903
2,089,290	GSAMP Trust 2006-SD2, 1M Libor + 0.47%, 144A	2.262	5/25/2046	1,086,754
3,000,000	GSAMP Trust 2007-HSBC1, 1M Libor + 2.25%	4.042	2/25/2047	3,125,100

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
17,898	GSR Mortgage Loan Trust 2005-7F, 1M Libor + 0.50%	2.292	9/25/2035	$17,264
2,000,000	GSRPM Mortgage Loan Trust 2003-1, 1M Libor +4.50%	6.292	1/25/2032	1,966,724
1,068,995	GSRPM Mortgage Loan Trust Series 2004-1, 1M Libor + 3.50%, 144A	5.292	9/25/2042	924,787
2,693,847	HarborView Mortgage Loan Trust 2005-15, 1M Libor + 0.37%	2.135	10/20/2045	2,251,546
1,676,048	HarborView Mortgage Loan Trust 2006-12, 1M Libor + 0.25%	2.014	1/19/2038	1,325,881
2,010,635	Home Equity Asset Trust, 1M Libor + 2.17%	3.962	2/25/2034	1,806,205
5,155,129	Home Equity Asset Trust, 1M Libor + 1.25%	3.037	5/25/2035	4,853,299
2,248,474	Home Equity Asset Trust 2005-6, 1M Libor + 0.71%	2.502	12/25/2035	3,227,225
11,758,342	Home Equity Asset Trust 2005-7, 1M Libor + 0.50%	2.292	1/25/2036	8,954,059
9,612,306	Home Equity Asset Trust 2005-8, 1M Libor + 0.47%	2.262	2/25/2036	10,048,243
8,701,579	Home Equity Asset Trust 2005-8, 1M Libor + 0.44%	2.232	4/25/2036	8,315,968
7,056,194	Home Equity Asset Trust 2006-1, 1M Libor + 0.62%	2.412	4/25/2036	6,351,309
9,000,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 1M Libor + 1.95%	3.742	3/25/2035	8,916,899
6,475,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 1.80%	3.592	8/25/2035	5,329,023
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1M Libor + 0.61%	2.402	10/25/2035	6,735,697
17,459,817	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.47%	2.262	3/25/2036	10,288,007
7,957,515	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A, 1M Libor + 0.40%	2.192	3/25/2036	4,256,151
16,192,388	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-B, 1M Libor + 0.36%	2.152	6/25/2036	8,597,663
4,302,634	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-C, 1M Libor + 0.29%	2.082	8/25/2036	1,565,086
934,019	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, (A)	6.537	11/25/2030	968,009
11,500,089	HSI Asset Securitization Corp Trust 2005-OPT1, 1M Libor + 0.68%	2.467	11/25/2035	10,139,301
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1, 1M Libor + 0.54%	2.332	12/25/2035	9,704,055
41,014,000	HSI Asset Securitization Corp Trust 2006-OPT4, 1M Libor + 0.31%	2.102	3/25/2036	37,253,701
539,735	Impac CMB Trust Series 2004-10, 1M Libor + 0.86%	2.647	3/25/2035	494,174
34,485	IndyMac INDX Mortgage Loan Trust 2004-AR6, (A)	4.455	10/25/2034	34,132
803,053	IXIS Real Estate Capital Trust 2005-HE2, 1M Libor + 1.04%	2.827	9/25/2035	458,789
6,765,473	JP Morgan Mortgage Acquisition Corp 2005-OPT1, 1M Libor + 1.07%	2.857	6/25/2035	6,039,866
10,000,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1, 1M Libor + 0.43%	2.222	5/25/2035	5,539,018
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1, 1M Libor + 0.32%	2.112	5/25/2036	8,427,781
5,193,129	JP Morgan Mortgage Acquisition Trust 2006-CH1, 1M Libor + 1.80%	3.592	7/25/2036	3,845,905
2,856,307	JP Morgan Mortgage Acquisition Trust 2006-CW1, 1M Libor + 0.30%	2.092	5/25/2036	1,540,851
9,415,426	JP Morgan Mortgage Acquisition Trust 2006-NC1, 1M Libor + 0.34%	2.132	4/25/2036	7,799,452
7,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.60%	2.392	1/25/2037	6,419,814
4,568,848	JP Morgan Mortgage Acquisition Trust 2007-CH2, 1M Libor + 0.75%	2.542	1/25/2037	3,650,308
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3, 1M Libor + 0.37%	2.162	3/25/2037	9,561,120
16,788,000	JP Morgan Mortgage Acquisition Trust 2007-CH4, 1M Libor + 0.29%	2.082	5/25/2037	13,439,086
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5, 1M Libor + 0.28%	2.072	6/25/2037	3,796,899
3,898,794	JP Morgan Mortgage Acquisition Trust 2007-HE1, 1M Libor + 0.26%	2.052	3/25/2047	2,269,388
8,000,000	JP Morgan Mortgage Acquisition Trust ADJ%	3.592	7/25/2035	8,068,443
1,680,117	Long Beach Mortgage Loan Trust 2003-1, 1M Libor + 6.00%	7.792	3/25/2033	2,213,628
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	3.592	9/25/2034	1,159,331
6,180,266	Long Beach Mortgage Loan Trust 2005-3, 1M Libor + 0.71%	2.497	8/25/2045	5,106,337
1,099,322	MAFI II Remic Trust 1998-A	6.000	2/20/2027	936,353
1,063,014	MASTR Adjustable Rate Mortgages Trust 2004-5, (A)	4.326	7/25/2034	819,089
3,410,000	MASTR Adjustable Rate Mortgages Trust 2004-14	3.942	1/25/2035	3,469,415
1,077,401	MASTR Alternative Loan Trust 2002-2 (A)	7.119	10/25/2032	324,276
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 1M Libor + 5.78%	7.567	5/25/2033	1,643,401
448,228	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.95%	3.742	9/25/2034	419,888
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 1.80%	3.592	10/25/2034	2,014,248
404,508	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 2.30%	4.087	12/25/2034	650,439
6,434,537	Mastr Asset Backed Securities Trust 2006-AM3, 1M Libor + 0.26%	2.052	10/25/2036	4,229,770
3,675,141	Mastr Asset Backed Securities Trust 2007-HE1, 1M Libor + 0.30%	2.092	5/25/2037	2,119,234
901,537	Mastr Specialized Loan Trust, 1M Libor + 1.75%, 144A	3.408	7/25/2035	909,447
1,462,000	Mastr Specialized Loan Trust, 1M Libor + 1.25%, 144A	3.042	11/25/2035	884,915
6,417,843	Mastr Specialized Loan Trust, 1M Libor + 1.60%, 144A	3.392	1/25/2036	5,279,188
1,342,892	Meritage Mortgage Loan Trust 2004-2, 1M Libor + 1.73%	3.517	1/25/2035	990,053
5,860,014	Meritage Mortgage Loan Trust 2005-2, 1M Libor + 0.80%	2.587	11/25/2035	5,738,701
1,450,879	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 1M Libor + 3.45%	5.242	9/25/2032	1,426,467
24,176	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 12M Libor + 1.63%	3.605	12/25/2032	23,848
154,703	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 6M Libor + 1.50%	3.407	2/25/2033	153,968
1,193,527	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 1M Libor + 2.18%	3.967	7/25/2034	1,068,054

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
2,847,835	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 1M Libor + 2.03%	3.817	6/25/2035	$2,467,658
1,504,514	Merrill Lynch Mortgage Investors Trust Series 2004-WMC1, 1M Libor + 2.40%	4.192	10/25/2034	1,482,204
8,869,186	Merrill Lynch Mortgage Investors Trust Series 2005-WMC2, 1M Libor + 1.05%	2.842	4/25/2036	8,556,018
468,217	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, 1M Libor + 1.01%	2.797	3/25/2030	375,292
4,787,622	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1, (A)	4.161	2/25/2036	3,542,411
2,000,000	Mill City Mortgage Loan Trust 2016-1, 144A, (A)	3.991	4/25/2057	2,051,544
3,708,000	Mill City Mortgage Loan Trust 2017-1, 144A, (A)	3.250	11/25/2058	3,782,248
2,115,250	Mill City Mortgage Loan Trust 2017-3, 144A, (A)	3.250	1/25/2061	2,119,168
1,655,000	Mill City Mortgage Loan Trust 2018-1, 144A, (A)	3.250	5/25/2062	1,530,550
7,107,000	Mill City Mortgage Loan Trust 2018-1, 144A, (A)	3.250	5/25/2062	6,985,348
14,972,422	Mill City Mortgage Loan Trust 2019-1, 144A, (A)	3.500	10/25/2069	13,797,797
13,874,000	Mill City Mortgage Trust 2015-2, 144A, (A)	3.880	9/25/2057	13,141,600
1,330,920	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	3.367	11/25/2034	1,240,327
4,173,609	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.88%	3.667	11/25/2034	3,621,435
1,453,715	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 1M Libor + 5.25%	7.042	7/25/2034	1,465,489
1,932,721	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.35%	3.142	1/25/2035	1,861,493
293,209	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.65%	3.442	1/25/2035	5,172
13,336,098	Morgan Stanley ABS Capital I Inc Trust 2005-HE4, 1M Libor + 0.89%	2.677	7/25/2035	11,583,435
6,622,469	Morgan Stanley ABS Capital I Inc Trust 2005-HE6, 1M Libor + 0.56%	2.352	11/25/2035	4,090,817
1,472,523	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	2.767	2/25/2035	1,101,720
4,586,371	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 1M Libor + 1.07%	2.857	3/25/2035	2,990,740
6,101,698	Morgan Stanley ABS Capital I Inc Trust 2005-WMC5, 1M Libor + 1.80%	3.592	6/25/2035	1,795,771
1,810,770	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, 1M Libor + 1.07%	2.857	7/25/2035	201,640
10,408,618	Morgan Stanley ABS Capital I Inc Trust 2006-NC1, 1M Libor + 0.42%	2.212	12/25/2035	7,867,034
3,683,627	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.172	12/25/2035	3,309,842
10,150,000	Morgan Stanley Capital I Inc Trust 2006-HE1, 1M Libor + 0.37%	2.162	1/25/2036	8,185,242
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 1M Libor + 5.63%	7.417	2/25/2033	1,657,120
5,308,259	Morgan Stanley Home Equity Loan Trust 2005-2, 1M Libor + 1.07%	2.857	5/25/2035	3,905,591
128,308	Morgan Stanley Mortgage Loan Trust 2004-7AR, (A)	4.416	9/25/2034	129,795
6,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01, 1M Libor + 3.25%, 144A	5.042	10/15/2049	6,269,614
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01, 1M Libor + 5.50%, 144A	7.292	10/15/2049	1,574,754
6,105,042	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.37%	2.162	3/25/2037	3,960,577
5,799,583	Nationstar Home Equity Loan Trust 2007-B, 1M Libor + 0.47%	2.262	4/25/2037	3,672,536
1,751,151	New Century Home Equity Loan Trust, (A)	5.650	8/25/2034	1,704,581
6,585,121	New Century Home Equity Loan Trust 2004-4, 1M Libor + 1.43%	3.217	2/25/2035	6,291,241
12,264,570	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.13%	2.917	3/25/2035	12,249,234
3,709,693	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.31%	2.102	8/25/2036	2,343,545
199,961	New Century Home Equity Loan Trust Series 2003-5, 1M Libor + 0.80%	2.592	11/25/2033	180,749
33,580,213	New Century Home Equity Loan Trust Series 2005-B, 1M Libor + 0.49%	2.282	10/25/2035	28,696,394
10,390,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.262	2/25/2036	9,380,041
4,043,200	New Residential Mortgage Loan Trust 2014-1, 144A, (A)	6.059	1/25/2054	4,235,440
2,674,727	New Residential Mortgage Loan Trust 2014-2, 144A, (A)	5.553	5/25/2054	2,827,205
5,905,820	New Residential Mortgage Loan Trust 2018-4, 1M Libor + 1.20%, 144A	2.992	1/25/2048	5,936,442
9,889,500	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.977	12/25/2057	5,968,559
9,889,500	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.977	12/25/2057	6,882,052
9,890,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.977	12/25/2057	3,616,099
20,439,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.977	12/25/2057	19,129,988
24,724,000	New Residential Mortgage Loan Trust 2018-RPL1, 144A, (A)	3.977	12/25/2057	23,812,302
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	7.000	4/25/2033	17,508
16,826	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1	6.000	5/25/2033	17,120
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1, 1M Libor + 1.08%	2.872	9/25/2035	4,115,728
21,839,765	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE3, 1M Libor + 0.30%	2.092	7/25/2036	13,019,907
1,268,568	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-WF1, 1M Libor + 0.37%	2.162	3/25/2036	1,219,372
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1, 1M Libor + 3.00%	4.792	5/25/2033	3,002,267
10,926	NovaStar Mortgage Funding Trust Series 2003-2, 1M Libor + 1.13%	2.917	9/25/2033	10,960
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	3.919	3/25/2035	9,499,928
14,915,653	NovaStar Mortgage Funding Trust Series 2007-2, 1M Libor + 0.30%	2.092	9/25/2037	12,397,305
5,912,031	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, 1M Libor + 0.43%	2.222	12/25/2035	6,236,583
18,676,063	Option One Mortgage Loan Trust 2005-3, 1M Libor + 0.93%	2.722	8/25/2035	16,468,035
2,182,866	Option One Mortgage Loan Trust 2005-3, 1M Libor + 1.01%	2.797	8/25/2035	477,743
3,197,248	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1M Libor + 0.60%	2.392	11/25/2035	1,225,710

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
2,237,267	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1M Libor + 0.58%	2.372	12/25/2035	$1,157,583
43,750,000	Option One Mortgage Loan Trust 2006-1, 1M Libor + 0.38%	2.172	1/25/2036	36,667,426
12,158,080	Option One Mortgage Loan Trust 2007-CP1, 1M Libor + 0.30%	2.092	3/25/2037	6,494,802
382,721	Ownit Mortgage Loan Trust Series 2005-1, 1M Libor + 1.17%	2.962	9/25/2035	321,357
7,124,096	Ownit Mortgage Loan Trust Series 2005-4, 1M Libor + 0.55%	2.342	8/25/2036	6,729,632
2,624,116	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 1M Libor + 1.73%	3.517	10/25/2034	1,734,964
14,816,702	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 1M Libor + 2.10%	3.892	12/25/2034	13,007,265
6,346,905	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.93%	3.967	10/25/2034	5,575,300
1,380,438	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2, 1M Libor + 2.18%	4.717	10/25/2034	549,604
7,333,569	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ2, 1M Libor + 1.95%	3.742	2/25/2035	6,136,370
3,099,568	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WWF, 1M Libor + 2.03%	3.817	12/25/2034	2,773,217
2,310,000	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 0.98%	2.767	7/25/2035	2,176,510
3,528,348	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW, 1M Libor + 1.02%	2.812	7/25/2035	1,483,204
21,910,380	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.64%	2.432	8/25/2035	16,381,285
7,464,759	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ1, 1M Libor + 1.88%	3.667	3/25/2035	4,577,452
2,197,390	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ3, 1M Libor + 1.80%	3.592	6/25/2035	1,509,825
13,811,950	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WHQ4, 1M Libor + 0.61%	2.402	9/25/2035	7,190,903
3,241,207	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	2.452	9/25/2035	2,298,847
2,125,000	Popular ABS Mortgage Pass-Through Trust 2005-C, 1M Libor + 0.70%	2.492	11/25/2035	1,870,448
6,477,452	Popular ABS Mortgage Pass-Through Trust 2006-B, 1M Libor + 0.50%	2.292	5/25/2036	3,948,364
8,442,239	Popular ABS Mortgage Pass-Through Trust 2007-A, 1M Libor + 0.31%	2.102	6/25/2047	5,731,581
6,343,758	Quest Trust, 1M Libor + 3.23%, 144A	5.017	6/25/2034	5,181,486
6,000,000	Quest Trust, 1M Libor + 3.53%, 144A	5.317	9/25/2034	5,223,113
5,420,286	RAAC Series 2006-RP2 Trust, 1M Libor + 1.25%, 144A	3.042	2/25/2037	3,701,839
4,638,000	RAAC Series 2006-RP4 Trust, 1M Libor + 2.00%, 144A	3.792	1/25/2046	4,486,891
1,752,494	RAAC Series 2007-SP1 Trust, 1M Libor + 1.00%	2.792	3/25/2037	1,407,258
16,769,279	RAAC Series 2007-SP3 Trust, 1M Libor + 2.25%	4.042	9/25/2047	11,897,565
2,281,089	RAMP Series 2005-EFC1 Trust, 1M Libor + 1.80%	3.592	5/25/2035	1,516,060
250,000	RAMP Series 2005-EFC3 Trust, 1M Libor + 1.12%	2.912	8/25/2035	239,361
11,363,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	2.492	9/25/2035	10,130,044
4,098,401	RAMP Series 2005-EFC6 Trust, 1M Libor + 0.95%	2.737	11/25/2035	2,454,606
3,076,695	RAMP Series 2005-RS8 Trust, 1M Libor + 0.60%	2.392	9/25/2035	2,392,189
7,970,048	RAMP Series 2006-EFC1 Trust, 1M Libor + 0.54%	2.332	2/25/2036	7,279,405
15,665,109	RAMP Series 2006-NC3 Trust, 1M Libor + 0.36%	2.068	3/25/2036	13,123,375
2,125,701	RAMP Series 2006-RS1 Trust, 1M Libor + 0.41%	2.202	1/25/2036	1,379,706
3,448,254	RAMP Series 2006-RS4 Trust, 1M Libor + 0.38%	2.172	7/25/2036	2,518,541
7,959,235	RAMP Series 2006-RZ3 Trust, 1M Libor + 0.38%	2.172	8/25/2036	6,948,554
14,454,967	RAMP Series 2006-RZ4 Trust, 1M Libor + 0.38%	2.172	10/25/2036	11,553,174
3,282,616	RASC Series 2004-KS6 Trust, 1M Libor + 1.77%	3.562	7/25/2034	2,826,648
14,338,088	RASC Series 2005-AHL3 Trust, 1M Libor + 0.44%	2.232	11/25/2035	10,132,861
1,441,767	RASC Series 2005-EMX1 Trust, 1M Libor + 4.50%, 144A	6.292	3/25/2035	1,243,874
2,988,292	RASC Series 2005-EMX3 Trust, 1M Libor + 0.72%	2.512	9/25/2035	2,196,845
1,294,233	RASC Series 2005-KS1 Trust, 1M Libor + 1.88%	3.667	2/25/2035	1,180,837
3,448,000	RASC Series 2005-KS5 Trust, 1M Libor + 1.88%	3.667	6/25/2035	3,302,281
1,414,062	RASC Series 2005-KS6 Trust, 1M Libor + 2.55%	4.342	7/25/2035	1,307,828
2,430,054	RASC Series 2005-KS9 Trust, 1M Libor + 1.25%	3.042	10/25/2035	909,785
5,480,707	RASC Series 2005-KS12 Trust, 1M Libor + 0.67%	2.462	1/25/2036	5,062,191
2,648,959	RASC Series 2006-EMX1 Trust, 1M Libor + 0.47%	2.262	1/25/2036	1,389,663
9,765,729	RASC Series 2006-EMX2 Trust, 1M Libor + 0.42%	2.212	2/25/2036	6,713,321
8,795,688	RASC Series 2006-EMX3 Trust, 1M Libor + 0.33%	2.122	4/25/2036	6,781,793
8,411,410	RASC Series 2006-EMX4 Trust, 1M Libor + 0.28%	2.072	6/25/2036	6,582,441
7,286,727	RASC Series 2006-KS1 Trust, 1M Libor + 0.53%, 144A	2.322	2/25/2036	6,406,278
5,019,649	RASC Series 2006-KS2 Trust, 1M Libor + 0.50%	2.292	3/25/2036	3,363,600
8,817,268	RASC Series 2006-KS4 Trust, 1M Libor + 0.30%	2.092	6/25/2036	7,906,801
7,408,921	RASC Series 2006-KS8 Trust, 1M Libor + 0.29%	2.082	10/25/2036	6,339,428
16,074,000	RASC Series 2007-KS1 Trust, 1M Libor + 0.24%	2.032	1/25/2037	11,356,353
22,274,848	RASC Series 2007-KS2 Trust, 1M Libor + 0.26%	2.052	2/25/2037	18,102,123
552,848	Renaissance Home Equity Loan Trust 2003-2, (B)	4.587	8/25/2033	536,422
6,277,708	Renaissance Home Equity Loan Trust 2004-3, (B)	5.284	11/25/2034	6,241,004
13,363,529	Renaissance Home Equity Loan Trust 2005-1, (B)	5.405	5/25/2035	2,428,775
9,291,374	Renaissance Home Equity Loan Trust 2005-2, (B)	5.101	8/25/2035	2,771,665

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
207,376	RFMSI Series 2005-SA1 Trust, (A)	4.257	3/25/2035	$141,819
238,374	SASCO Mortgage Loan Trust 2003-GEL1, 1M Libor + 4.50%	6.292	10/25/2033	181,527
2,309,753	Saxon Asset Securities Trust 2004-2, (B)	4.038	8/25/2035	1,984,078
2,149,653	Saxon Asset Securities Trust 2005-2, 1M Libor + 0.71%	2.497	10/25/2035	1,810,746
4,435,935	Saxon Asset Securities Trust 2005-4, 1M Libor + 0.62%	2.412	11/25/2037	2,429,073
9,935,000	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.30%	2.092	9/25/2036	8,899,034
7,870,008	Saxon Asset Securities Trust 2006-2, 1M Libor + 0.32%	2.112	9/25/2036	5,114,411
21,892,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	2.592	9/25/2047	17,122,013
36,690,000	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.80%	2.592	9/25/2047	29,939,697
4,440,737	Saxon Asset Securities Trust 2007-3, 1M Libor + 0.90%	2.692	9/25/2047	2,370,288
10,935,000	Saxon Asset Securities Trust 2007-4,1M Libor + 3.00%, 144A	4.792	12/25/2037	5,503,492
5,843,000	Seasoned Credit Risk Transfer Trust Series 2017-1, (A) 144A	4.000	1/25/2056	5,719,579
8,990,000	Seasoned Credit Risk Transfer Trust Series 2017-1, (A) 144A	4.000	1/25/2056	9,069,311
23,057,000	Seasoned Credit Risk Transfer Trust Series 2017-2, (A) 144A	4.000	8/25/2056	22,886,752
14,275,000	Seasoned Credit Risk Transfer Trust Series 2017-3, (A) 144A	4.750	7/25/2056	14,257,613
22,000,000	Seasoned Credit Risk Transfer Trust Series 2017-3, (A)	4.000	7/25/2056	22,136,070
21,775,000	Seasoned Credit Risk Transfer Trust Series 2018-1, (A)	4.750	5/25/2057	22,472,228
16,000,000	Seasoned Credit Risk Transfer Trust Series 2018-3, (A) 144A	4.750	8/25/2057	16,554,654
19,442,000	Seasoned Credit Risk Transfer Trust Series 2018-4, 144A	4.750	11/25/2057	20,153,104
7,150,000	Seasoned Credit Risk Transfer Trust Series 2019-1, (A) 144A	4.750	7/25/2058	7,409,237
11,500,000	Seasoned Credit Risk Transfer Trust Series 2019-2, (A) 144A	4.750	8/25/2058	11,892,616
621,630	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 1M Libor + 1.83%	3.622	1/25/2035	570,064
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.64%	2.432	10/25/2035	6,450,568
7,648,436	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1M Libor + 0.67%	2.462	10/25/2035	974,704
3,000,000	Securitized Asset Backed Receivables LLC Trust 2006-OP1, 1M Libor + 1.20%	2.992	10/25/2035	1,836,086
935,977	Security National Mortgage Loan Trust 2005-1, (A), 144A	2.192	2/25/2035	919,626
1,500,000	Security National Mortgage Loan Trust 2005-2, (A), 144A	7.356	2/25/2035	1,198,817
1,575,613	Sequoia Mortgage Trust 2004-10, 1M Libor + 0.75%	2.515	11/20/2034	1,398,482
18,316,893	Sequoia Mortgage Trust 2004-10, (A)	0.696	11/20/2034	204,661
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1M Libor + 0.59%	2.382	10/25/2035	5,315,250
1,415,765	Soundview Home Loan Trust 2005-1, 1M Libor + 1.95%	3.742	4/25/2035	1,355,886
1,300,715	Soundview Home Loan Trust 2005-A, 1M Libor + 1.35%	3.142	4/25/2035	1,286,218
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 0.83%	2.617	6/25/2035	4,138,026
5,321,456	Soundview Home Loan Trust 2005-OPT1, 1M Libor + 1.05%	2.842	6/25/2035	2,099,033
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1M Libor + 0.98%	2.767	8/25/2035	6,899,274
1,787,500	Soundview Home Loan Trust 2005-OPT3, 1M Libor + 0.68%	2.472	11/25/2035	1,001,785
6,530,697	Soundview Home Loan Trust 2005-OPT4, 1M Libor + 0.55%	2.342	12/25/2035	2,988,482
9,462,288	Soundview Home Loan Trust 2006-1, 1M Libor + 0.41%	2.202	2/25/2036	5,067,394
25,852,844	Soundview Home Loan Trust 2006-EQ1, 1M Libor + 0.25%	2.042	10/25/2036	24,130,903
49,718,267	Soundview Home Loan Trust 2006-OPT2, 1M Libor + 0.30%	2.092	5/25/2036	40,265,467
52,164,248	Soundview Home Loan Trust 2006-OPT5, 1M Libor + 0.25%	2.042	7/25/2036	32,150,193
4,802,869	Specialty Underwriting & Residential Finance Trust Series 2006-AB1, 1M Libor + 0.39%	2.377	12/25/2036	4,653,219
21,456,064	Specialty Underwriting & Residential Finance Trust Series 2006-BC3, 1M Libor + 0.15%	1.942	6/25/2037	14,014,961
4,053,810	STACR Trust 2018-DNA2, 1M Libor + 0.80%	2.592	12/25/2030	4,057,306
8,500,000	STACR Trust 2018-HRP1, 1M Libor + 3.75%, 144A	5.542	4/25/2043	8,892,973
10,000,000	STACR Trust 2018-HRP2, 1M Libor + 2.40%, 144A	4.192	2/25/2047	10,247,131
4,000,000	STACR Trust 2018-HRP2, 1M Libor + 4.20%, 144A	5.992	2/25/2047	4,308,610
2,400,000	STACR Trust 2018-HRP2, 1M Libor + 10.50%, 144A	12.292	2/25/2047	2,754,696
3,130,599	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.73%	3.517	12/25/2034	2,769,207
22,490,341	Structured Asset Investment Loan Trust 2005-1, 1M Libor + 1.14%, 144A	2.932	2/25/2035	18,479,459
12,409,821	Structured Asset Investment Loan Trust 2005-5, 1M Libor + 0.98%	2.767	6/25/2035	11,128,110
10,482,870	Structured Asset Investment Loan Trust 2005-6, 1M Libor + 0.98%	2.767	7/25/2035	8,694,405
9,364,391	Structured Asset Investment Loan Trust 2005-8, 1M Libor + 0.75%	2.542	10/25/2035	7,936,028
2,969,766	Structured Asset Investment Loan Trust 2005-HE2, 1M Libor + 0.78%	2.572	7/25/2035	2,300,492
35,000,000	Structured Asset Investment Loan Trust 2005-HE3, 1M Libor + 0.74%	2.527	9/25/2035	32,777,521
216,455	Structured Asset Mortgage Investments II Trust 2004-AR5, (A)	3.673	10/19/2034	213,191
2,054,625	Structured Asset Mortgage Investments Trust 2002-AR4, 1M Libor + 0.83%	2.589	2/19/2033	1,622,589
2,430,231	Structured Asset Securities Corp 2005-NC1, 1M Libor + 1.30%	3.092	2/25/2035	2,056,943
1,628,177	Structured Asset Securities Corp 2005-RMS1, 1M Libor + 0.75%	2.542	2/25/2035	1,424,653
478,047	Structured Asset Securities Corp 2005-WF1, 1M Libor + 1.91%	3.697	2/25/2035	486,114
2,847,846	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2, 1M Libor + 0.70%	2.492	5/25/2035	2,797,451

AlphaCentric Income Opportunities Fund (IOFAX, IOFCX, IOFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 94.9% (continued)
1,876,560	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 1M Libor + 3.75%, 144A	5.542	7/25/2035	$1,316,442
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 1M Libor + 3.75%	5.542	11/25/2035	2,495,279
20,568,302	Structured Asset Securities Corp Mortgage Loan Trust 2006-OPT1, 1M Libor + 0.30%	2.092	4/25/2036	17,236,208
10,607,529	Structured Asset Securities Corp Mortgage Loan Trust 2006-W1, 1M Libor + 0.30%, 144A	2.092	8/25/2046	7,471,037
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-WF1, 1M Libor + 0.95%	2.742	2/25/2036	4,808,344
17,510,000	Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2, 1M Libor + 2.25%, 144A	4.042	8/25/2037	17,863,084
7,792,972	Terwin Mortgage Trust 2006-1, 1M Libor + 0.49%, 144A	2.282	1/25/2037	6,211,165
10,819,748	Terwin Mortgage Trust 2006-5, 1M Libor + 0.36%, 144A	2.152	7/25/2037	8,787,802
7,425,000	Terwin Mortgage Trust 2006-7, 1M Libor + 0.27%, 144A	2.062	7/25/2037	5,383,968
5,740,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	3.292	10/25/2038	5,462,807
2,974,700	Terwin Mortgage Trust Series TMTS 2005-6HE, 1M Libor + 1.20%	2.992	4/25/2036	2,985,512
600,136	Thornburg Mortgage Securities Trust 2004-2, 1M Libor + 1.00%	2.792	6/25/2044	473,476
36,387,000	Towd Point Mortgage Trust 2016-4, 144A (A)	4.020	7/25/2056	36,357,479
20,108,000	Towd Point Mortgage Trust 2016-5, 144A (A)	3.797	10/25/2056	19,347,090
38,592,000	Towd Point Mortgage Trust 2017-2, 144A (A)	4.171	4/25/2057	38,520,493
10,000,000	Towd Point Mortgage Trust 2017-3, 144A (A)	4.035	7/25/2057	10,079,075
23,598,000	Towd Point Mortgage Trust 2017-3, 144A (A)	4.035	7/25/2057	22,765,566
26,049,000	Towd Point Mortgage Trust 2017-6, 144A (A)	3.551	10/25/2057	25,001,544
23,229,000	Towd Point Mortgage Trust 2018-1, 144A (A)	4.026	1/25/2058	23,264,582
30,000,000	Towd Point Mortgage Trust 2018-2, 144A (A)	3.732	3/25/2058	28,826,469
2,000,000	Towd Point Mortgage Trust 2018-3, 144A (A)	4.045	5/25/2058	1,898,546
2,000,000	Towd Point Mortgage Trust 2018-4, 144A (A)	3.345	6/25/2058	1,772,436
4,000,000	Towd Point Mortgage Trust 2018-4, 144A (A)	3.345	6/25/2058	3,854,065
3,000,000	Towd Point Mortgage Trust 2018-5, 144A (A)	3.529	7/25/2058	2,841,374
3,000,000	Towd Point Mortgage Trust 2018-6, 144A (A)	3.888	3/25/2058	3,025,874
5,000,000	Towd Point Mortgage Trust 2019-1, 144A (A)	3.911	3/25/2058	4,898,846
7,000,000	Towd Point Mortgage Trust 2019-1, 144A (A)	3.750	3/25/2058	6,927,760
10,000,000	Towd Point Mortgage Trust 2019-3, 144A (A)	4.250	2/25/2059	10,609,280
757,000	Truman Capital Mortgage Loan T Adj%, 144A	5.292	3/25/2037	823,952
201,161	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1M Libor + 1.25%	2.377	11/25/2042	201,964
1,368,963	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 1M Libor + 4.50%	4.196	10/25/2033	1,288,387
2,376,784	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1M Libor + 0.36%	2.152	4/25/2036	1,050,609
6,971,018	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, 1M Libor + 0.45%	2.242	5/25/2036	5,374,057
10,265,805	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust, 1M Libor + 0.35%	2.142	7/25/2036	7,913,648
10,473,695	Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, 1M Libor + 0.27%	2.062	1/25/2037	8,599,699
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,406,448,005)			3,783,367,149

	PRIVATE PLACEMENT - 0.0%
72,500	AMUR Finance Company, Inc. ^ (Cost $72,500)	15.000		72,500

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
597,289	American Homes 4 Rent			15,654,945
320,358	Invitation Homes, Inc.			9,601,129
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,157,957)			25,256,074

	TOTAL INVESTMENTS - 95.7% (Cost - $3,435,005,531)			$3,816,617,643
	OTHER ASSETS LESS LIABILITIES - 4.3%			170,016,106
	TOTAL NET ASSETS - 100.0%			$3,986,633,749

** Illiquid security. Total illiquid securities represents 0.08% of net assets as of December 31, 2019.
^ Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.
(A) Variable rate security.
(B) STEP Coupon Bond
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2019, 144A securities amounted to $1,251,970,416 or 31.40% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Security Classifications +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Asset Backed Securities	$-	$4,621,876	$3,300,044	$7,921,920
Non-Agency Residential Mortgage Backed Securities	-	3,783,367,149	-	3,783,367,149
Private Placement	-	-	72,500	72,500
Real Estate Investment Trusts (REIT)	25,256,074	-	-	25,256,074
Total	$25,256,074	$3,787,989,025	$3,372,544	$3,816,617,643

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
+ Refer to Portfolio of Investments for security classifications.
The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2019:

	Private Placement	Asset Backed Securities
Beginning Balance	$ 1,596,049	$ 3,347,536
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	34,336
Cost of Purchases	72,500	-
Proceeds from Sales	-	-
Proceeds from Principal Paydowns	(1,596,049)	(81,828)
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 72,500	$ 3,300,044

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2019, are as follows:

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2019, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	December 31, 2019	Technique	Unobservable Inputs	(Weighted Average)

Amur Finance VI LLC, 8.000% due 12/20/2024	$ 3,300,044	Broker Quote/Index Approach	2 Year Treasury Note	5% Daily Change

AMUR Finance Company, Inc. 18.000% due 7/27/2021	$ 72,500	Expected Proceeds	Expected Future Cash Payment	N/A

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 3,435,005,531	$ 441,906,505	$ (60,294,393)	$ 381,612,112

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

	Contracts	Notional Amount	Exercise Price	Expiration	Value
PURCHASED CALL OPTIONS - 0.3%
S&P500 EMINI	22	$ 3,608,000	$ 3,280.00	3/2/2020	$ 38,225
TOTAL PURCHASED CALL OPTIONS (Cost $24,200)

PURCHASED PUT OPTIONS - 0.3%
S&P EMINI 3rd week	22	3,190,000	2,900.00	1/21/2020	1,980
S&P EMINI 3rd week	44	6,490,000	2,950.00	2/24/2020	25,960
TOTAL PURCHASED PUT OPTIONS (Cost $118,580)					27,940

		TOTAL PURCHASED OPTIONS (Cost $142,780)			66,165

Shares
	SHORT-TERM INVESTMENTS - 88.0%
	MONEY MARKET FUND - 3.0%
332,446	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 1.52% *#				332,446

Principal ($)
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 85.0%		Coupon Rate (%)	Maturity
1,100,000	United States Treasury Bill #		0.000	3/26/2020	1,096,143
1,000,000	United States Treasury Bill #		0.000	4/23/2020	995,247
1,000,000	United States Treasury Bill #		0.000	5/21/2020	994,084
1,000,000	United States Treasury Bill #		0.000	6/18/2020	992,836
1,400,000	United States Treasury Bill		0.000	7/16/2020	1,388,328
1,000,000	United States Treasury Bill		0.000	8/13/2020	990,527
1,300,000	United States Treasury Bill		0.000	9/10/2020	1,286,213
1,900,000	United States Treasury Bill		0.000	10/8/2020	1,877,723
					9,621,101

	TOTAL SHORT- TERM INVESTMENTS (Cost $9,948,286)

	TOTAL INVESTMENTS - 88.6% (Cost - $10,091,066)				$ 10,019,712
	SECURITIES SOLD SHORT - (0.5)% (Proceeds - $151,262)				(55,427)
	OPTIONS WRITTEN - (0.7) % (Proceeds - $167,040)				(81,019)
	OTHER ASSETS LESS LIABILITIES - 12.6%				1,441, 972
	NET ASSETS - 100%				$ 11,325,238

AlphaCentric Premium Opportunity Fund (HMXAX, HMXCX, HMXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares					Value
	SECURITY SOLD SHORT - (0.5)%
	EXCHANGE TRADED FUND - (0.5)%
	SPECIALTY - (0.5)%
4,300	ProShares Ultra VIX Short-Term Futures ETF (Proceeds $151,262)				$ 55,427
	Contracts	Notional Amount	Exercise Price	Expiration	Value
WRITTEN CALL OPTIONS - (0.3)%
S&P EMINI 1st week	88	$14,696,000	$ 3,340.00	1/6/2020	$ 220
S&P EMINI 1st week	42	7,024,500	3,345.00	1/6/2020	105
E-MINI SP M Week	45	7,481,250	3,325.00	1/7/2020	113
E-MINI SP M Week	44	7,304,000	3,320.00	1/7/2020	110
E-MINI SP M Week	1	166,500	3,330.00	1/7/2020	3
E-MINI SP W Week	66	10,972,500	3,325.00	1/9/2020	495
E-MINI SP W Week	66	10,989,000	3,330.00	1/9/2020	330
S&P EMINI	88	14,872,000	3,380.00	3/2/2020	28,600
TOTAL WRITTEN CALL OPTIONS (Proceeds $23,985)					29,976

WRITTEN PUT OPTIONS - (0.4)%
S&P EMINI 1st week	132	20,295,000	3,075.00	1/6/2020	4,950
S&P EMINI 1st week	66	10,065,000	3,050.00	1/6/2020	2,145
E-MINI SP M Week	110	16,637,500	3,025.00	1/7/2020	4,675
E-MINI SP W Week	43	6,278,000	2,920.00	1/9/2020	1,613
E-MINI SP W Week	89	13,016,250	2,925.00	1/9/2020	3,560
E-MINI SP W Week	154	22,561,000	2,930.00	1/9/2020	6,160
E-MINI SP W Week	44	6,457,000	2,935.00	1/9/2020	1,870
S&P EMINI 3rd week	44	6,050,000	2,750.00	1/21/2020	1,870
S&P EMINI 3rd week	88	12,320,000	2,800.00	2/24/2020	24,200
TOTAL WRITTEN PUT OPTIONS (Proceeds $143,055)					51,043

				TOTAL WRITTEN OPTIONS (Proceeds $167,040)	81,019

Open Long Future Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
20	CBOE VIX Future	Jan-20	$292,500	$(13,200)
11	S&P500 E-Mini Future	Mar-20	1,777,105	16,460
				3,260

Open Short Future Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
(20)	CBOE VIX Future	Feb-20	(332,500)	$1,500
Net Unrealized Appreciation from Open Futures Contracts				4,760

^ Zero Coupon Bonds.
# All or a portion of this investment is segregated as collateral for option contracts and future contracts.
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of December 31, 2019, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales - Some Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which a Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which a Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Security Classifications * +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Purchased Call Options	$ 38,225	$ -	$ -	$ 38,225
Purchased Put Options	27,940	-	-	27,940
Money Market Fund	332,446	-	-	332,446
Unrealized Depreciation on Open Short Futures Contracts	3,260	-	-	3,260
Unrealized Depreciation on Open Long Futures Contracts	1,500	-	-	1,500
U.S. Government Treasury Obligations	-	9,621,101	-	9,621,101
Total	$ 403,371	$ 9,621,101	$ -	$ 10,024,472

Liabilities
Security Classifications * +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Exchange Traded Fund - Short	$ 55,427	$ -	$ -	$ 55,427
Written Call Options	29,976	-	-	29,976
Written Put Options	51,043	-	-	51,043
Total	$ 136,446	$ -	$ -	$ 136,446

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/ (Depreciation)
$9,800,808	$228,539	$(141,321)	$87,218

AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares		Value
	COMMON STOCKS - 93.9%
	AEROSPACE & DEFENSE - 2.4%
13,000	Aerovironment, Inc.*	$802,620

	ELECTRICAL EQUIPMENT - 19.2%
20,000	Allied Motion Technologies, Inc.	970,000
8,000	Ametek, Inc.	797,920
30,000	CyberOptics Corp. *	551,400
2,500	Keyence Corp.	885,438
11,000	Koh Young Technology, Inc.	1,003,502
9,000	Novanta, Inc. *^	795,960
10,000	Renishaw PLC	499,166
4,000	Rockwell Automation, Inc.	810,680
		6,314,066
	HARDWARE - 2.7%
6,500	Nidec Corp.	897,469

	HEALTHCARE FACILITIES & SERVICES - 2.5%
10,000	Teladoc Health, Inc. *^	837,200

	MACHINERY - 29.3%
35,000	ATS Automation Tooling Systems, Inc. *	578,407
15,000	Daifuku Co Ltd.	919,255
5,000	FANUC Corp.	935,358
25,000	GEA Group AG	827,283
20,000	Harmonic Drive Systems, Inc.^	969,864
16,500	Isra Vision AG	719,736
5,000	Kardex AG	841,638
15,800	Omron Corp.	933,389
50,000	Sandvik AB	975,585
50,000	Scott Technology Ltd.	73,874
26,000	SFA Engineering Corp.	1,039,820
21,500	Yaskawa Electric Corp.	824,983
		9,639,192
	MEDICAL EQUIPMENT & DEVICES - 18.1%
100,000	Accuray, Inc. *	282,000
15,000	Globus Medical, Inc. *^	883,200
2,000	Intuitive Surgical, Inc. *	1,182,300
17,500	Siemens Healthineers AG	841,146
185,000	Stereotaxis, Inc. *	978,650
3,500	Tecan Group AG	983,116
5,500	Zimmer Biomet Holdings, Inc.	823,240
		5,973,652
AlphaCentric Robotics and Automation Fund (GNXAX, GNXCX, GNXIX)
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares		Value
	SEMICONDUCTORS - 8.4%
20,000	Brooks Automation, Inc.	$839,200
45,000	Infineon Technologies AG	1,025,910
13,000	Teradyne, Inc.^	886,470
		2,751,580
	SOFTWARE - 11.3%
10,000	Manhattan Associates, Inc.*	797,500
50,000	Nuance Communications, Inc. *^	891,500
13,000	Omnicell, Inc. *^	1,062,360
7,000	Synopsys, Inc. *	974,400
		3,725,760

	TOTAL COMMON STOCKS - (Cost $26,229,050)	30,941,539

	COLLATERAL FOR SECURITIES LOANED - 13.5%^^
4,459,514	Mount Vernon Liquid Assets Portfolio - (Cost $1,439,464	4,459,514

	TOTAL INVESTMENTS - 107.4% (Cost $30,688,564)	$30,941,539
	OTHER ASSETS LESS LIABILITIES - 7.4%	2,017,132
	NET ASSETS - 100%	$32,958,671

* Non-income producing security
^ All or a portion of this security is segregated as collateral for securities on loan loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019 is $4,288,123.
^^ These securities were purchased with cash collateral held from securities on loan. The total value of such securities as December 31, 2019 is $4,459,514.
AG - Aktiengesellschaft
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks	$30,941,539	$-	$-	$30,941,539
Collateral for Securities Loaned	4,459,514	-	-	4,459,514
Total	$35,401,053	$-	$-	$35,401,053

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/(Depreciation)
$31,872,991	$4,991,684	$(1,463,622)	$3,528,062

AlphaCentric LifeSci Healthcare Fund(LYFAX, LYFCX, LYFIX)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares		Value
	COMMON STOCKS - 58.2%
	BIOTECHNOLOGY & PHARMACEUTICALS - 58.2%
100	Abbvie, Inc.	$8,854
400	Aerie Pharmaceuticals, Inc.*	9,668
100	Alexion Pharmaceuticals, Inc.*	10,815
125	Allakos, Inc.*	11,920
300	Amarin Corp PLC - ADR*	6,432
600	Amicus Therapeutics, Inc.*	5,844
175	Arena Pharmaceuticals, Inc.*	7,949
1,500	Bellus Health, Inc.*	11,400
125	Biohaven Pharmaceutical Holding Co, Ltd.*	6,805
125	Biomarin Pharmaceutical, Inc.*	10,569
200	Bluebird Bio, Inc.*	17,550
175	Blueprint Medicines Corp.*	14,019
1,300	Coherus Biosciences, Inc.*	23,406
1,225	Exelixis, Inc.*	21,585
125	Gilead Sciences, Inc.	8,123
100	GW Pharmaceuticals PLC - ADR*	10,456
150	Insmed, Inc.*	3,582
100	Ionis Pharmaceuticals, Inc.*	6,041
200	Iovance Biotherapeutics, Inc.*	5,536
50	Medicines Co.*	4,247
100	PTC Therapeutics, Inc.*	4,803
150	Regenxbio, Inc.*	6,145
100	Sage Therapeutics, Inc.*	7,219
200	Ultragenyx Pharmaceutical, Inc.*	8,542
100	Zogenix, Inc.*	5,213
		236,723

	TOTAL COMMON STOCKS - (Cost $233,367)	236,723

	SHORT-TERM INVESTMENTS - 28.8%
	MONEY MARKET FUNDS - 28.8%
8,587	Fidelity Investments Money Market Fund, Government Portoflio, Institituional Class to yield 1.52%^	8,587
108,656	First American Government Obligations Funds, Institutional Class to yield 1.58%^	108,656
	TOTAL MONEY MARKET FUNDS (Cost $117,243)	117,243

	TOTAL INVESTMENTS - 87.0% (Cost $350,610)	$353,966
	OTHER ASSETS LESS LIABILITIES - 13.0%	53,097
	NET ASSETS - 100%	$407,063

* Non-income producing security
^ Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
ADR - American Depository Receipt
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.
In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

AlphaCentric LifeSci and HealthCare Fund
Assets
Security Classifications +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks	$236,723	$-	$-	$236,723
Short-Term Investments	117,243	-	-	117,243
Total	$353,966	$-	$-	$353,966

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/(Depreciation)
$350,610	$7,921	$(4,565)	$3,356

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares				Value
	COMMON STOCKS - 40.9%
	AUTOMOTIVE - 2.5%
17,183	Fiat Chrysler Automobiles NV *			$254,485
12,817	General Motors Co.			469,102
20,680	Peugeot SA			494,444
18,400	Sumitomo Electric Industries Ltd.			279,704
900	Toyota Motor Corp.			63,884
				1,561,619
	BANKING - 1.0%
7,586	Citigroup, Inc.			606,045

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.6%
916	Eli Lilly & Co.			120,390
1,433	Merck & Co, Inc.			130,331
763	Sanofi			76,757
1,000	Sawai Pharmaceutical Co. Ltd.			63,676
				391,154
	COMMERCIAL SERVICES - 0.2%
2,212	Compass Group PLC			55,384
700	Secom Co. Ltd.			62,976
				118,360
	CONSUMER PRODUCTS - 0.9%
1,310	Diageo PLC			55,542
798	Hershey Co.			117,290
249	L'Oreal SA			73,789
2,210	Mondelez International, Inc.			121,727
9,000	Nippon Suisan Kaisha Ltd.			53,996
1,144	Procter & Gamble Co.			142,886
				565,230
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
35,300	Marubeni Corp.			263,300

	DISTRIBUTORS - DISCRETIONARY - 0.6%
2,021	Bunzl PLC			55,287
5,700	Daiwabo Holdings Co. Ltd.			352,988
				408,275
	ELECTRICAL EQUIPMENT - 0.1%
1,400	Mitsubishi Heavy Industries Ltd.			54,725

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Value
	ENGINEERING & CONSTRUCTION SERVICES - 2.7%
7,734	Bouygues SA			$328,852
2,028	Ferrovial SA			61,395
8,300	Kumagai Gumi Co. Ltd.			254,327
11,700	Nishimatsu Construction Co. Ltd.			265,921
24,300	Obayashi Corp.			272,124
26,400	Shimizu Corp.			271,106
31,500	Tokyu Construction Co. Ltd.			226,377
				1,680,102
	GAMING, LODGING, & RESTAURANTS - 0.3%
580	McDonald's Corp.			114,614
3,500	Skylark Holdings Co. Ltd.			68,760
				183,374
	HARDWARE - 4.0%
24,700	Konica Minolta, Inc.			162,053
9,121	Seagate Technology PLC			542,699
10,267	Western Digital Corp.			651,646
30,739	Xerox Holdings Corp.			1,133,347
				2,489,745
	HEALTH CARE FACILITIES & SERVICES - 0.8%
10,439	Cardinal Health, Inc.			528,005

	HOME & OFFICE PRODUCTS - 2.5%
20,200	Haseko Corp.			273,423
14,200	Iida Group Holdings Co. Ltd.			250,746
14,600	Sekisui House Ltd.			313,495
45,500	Sumitomo Mitsui Construction Co. Ltd.			265,862
3,152	Whirlpool Corp.			465,015
				1,568,541
	INSURANCE - 7.1%
61,003	Aegon NV			278,492
12,473	Assicurazioni Generali SpA			257,548
53,213	Aviva PLC			295,158
1,056	Cincinnati Financial Corp.			111,038
12,680	CNP Assurances			252,357
803	Hannover Rueck SE			155,306
8,101	Lincoln National Corp.			478,040
10,380	MetLife, Inc.			529,069
16,100	MS&AD Insurance Group Holdings, Inc.			534,963
21,101	Poste Italiane SpA			239,701
5,453	Prudential Financial, Inc.			511,164
5,906	Scor SE			248,075
762	Swiss Life Holding AG			382,279
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Value
	INSURANCE - 7.1% (continued)
1,200	Tokio Marine Holdings, Inc.			$67,567
1,928	TRYG A/S			57,200
159	Zurich Insurance Group AG			65,203
				4,463,160
	IRON & STEEL - 2.8%
10,403	Anglo American PLC			299,470
8,700	Hanwa Co Ltd.			230,319
14,900	Mitsui & Co. Ltd.			266,808
13,500	Nippon Steel & Sumitomo Metal Corp.			205,466
8,168	Nucor Corp.			459,695
4,495	Rio Tinto PLC			268,143
				1,729,901
	LEISURE PRODUCTS - 0.1%
400	Shimano, Inc.			65,406

	MEDICAL EQUIPMENT & DEVICES - 0.1%
2,405	Smith & Nephew PLC			58,384

	OIL, GAS, & COAL - 4.8%
37,271	BP PLC			232,852
3,853	Chevron Corp.			464,325
15,845	Eni SpA			246,265
11,229	Equinor ASA			224,266
25,700	Itochu Corp.			599,371
4,666	Phillips 66			519,839
15,499	Repsol SA			242,349
8,335	Royal Dutch Shell PLC			247,281
4,708	Total SA			260,009
				3,036,557
	PASSENGER TRANSPORTATION - 3.1%
400	Central Japan Railway Co.			80,975
17,629	Delta Air Lines, Inc.			1,030,944
33,520	International Consolidated Airlines Group SA			277,535
1,400	Keihan Holdings Co. Ltd.			68,277
1,000	Keio Corp.			60,824
3,200	Keisei Electric Railway Co, Ltd.			124,849
1,400	Kintetsu Group Holdings Co, Ltd.			76,264
2,000	Nagoya Railroad Co. Ltd.			62,388
1,900	Tobu Railway Co. Ltd.			69,146
800	West Japan Railway Company			69,499
				1,920,701
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Value
	REAL ESTATE - 2.5%
1,158	American Tower Corp.			$266,132
591	AvalonBay Communities, Inc.			123,933
870	Crown Castle International Corp.			123,670
1,335	Deutsche Wohnen AG			54,577
1,422	Equity Residential			115,068
1,047	Extra Space Storage, Inc.			110,584
3,792	Healthpeak Properties, Inc.			130,710
946	Mid-America Apartment Communities, Inc.			124,739
433	PSP Swiss Property AG			59,739
1,617	Realty Income Corp.			119,060
498	SBA Communications Corp. *			120,013
2,625	TAG Immobilien AG			65,296
2,609	UDR, Inc.			121,840
306	Warehouses De Pauw			55,713
				1,591,074
	RECREATION FACILITIES & SERVICES - 0.1%
400	Oriental Land Co. Ltd.			54,769

	RETAIL - CONSUMER STAPLES - 0.9%
904	Colruyt SA			47,165
2,497	Koninklijke Ahold Delhaize NV			62,490
7,549	Walgreens Boots Alliance, Inc.			445,089
				554,744
	RETAIL - DISCRETIONARY - 0.7%
18,298	Gap, Inc.			323,508
1,070	Genuine Parts Co.			113,666
				437,174
	SPECIALTY FINANCE - 1.7%
29,122	Synchrony Financial			1,048,683

	TECHNOLOGY SERVICES - 0.4%
1,500	NEC Corp.			62,388
1,503	Paychex, Inc.			127,845
1,010	Wolters Kluwer NV			73,715
				263,948

	TOTAL COMMON STOCKS - (Cost $24,281,246)			25,642,976

	EXCHANGE TRADED FUNDS - 27.4%
	BRAZIL - 0.3%
4,340	iShares MSCI Brazil ETF			205,933

	CHINA - 0.1%
1,070	iShares China Large-Cap ETF			46,684

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Value
	COMMUNICATIONS - 0.5%
5,421	Communication Services Select Sector SPDR Fund			$290,728

	CONSUMER DISCRETIONARY - 0.5%
2,329	Consumer Discretionary Select Sector SPDR Fund			292,103

	CONSUMER STAPLES - 0.5%
4,586	Consumer Staples Select Sector SPDR Fund			288,826

	CORPORATE - 3.2%
10,946	iShares 0-5 Year High Yield Corporate Bond ETF			508,223
3,072	iShares Floating Rate Bond ETF			156,426
10,223	iShares Global High Yield Corporate Bond ETF			509,413
1,228	iShares iBoxx $ Investment Grade Corporate Bond ETF			157,135
5,798	iShares iBoxx High Yield Corporate Bond ETF			509,876
2,920	iShares Short-Term Corporate Bond ETF			156,600
				1,997,673
	FINANCIAL - 0.5%
9,479	Financial Select Sector SPDR Fund			291,764

	FIXED INCOME EMERGING MARKET - 2.1%
13,643	iShares Emerging Markets High Yield Bond ETF			645,450
5,619	iShares JP Morgan USD Emerging Markets Bond ETF			643,713
				1,289,163
	GOVERNMENT - 5.8%
14,437	iShares 1-3 Year Treasury Bond ETF			1,221,803
9,686	iShares 3-7 Year Treasury Bond ETF			1,218,015
10,966	iShares 7-10 Year Treasury Bond ETF			1,208,673
				3,648,491
	GREECE - 0.3%
18,873	Global X MSCI Greece ETF			191,183

	HEALTH CARE - 0.5%
2,887	Health Care Select Sector SPDR Fund			294,070

	INDEX RELATED - 1.2%
13,745	SPDR Bloomberg Barclays Convertible Securities ETF			762,848

	INDIA - 0.1%
3,212	iShares MSCI Indonesia ETF			79,947

	INDUSTRIALS - 0.5%
3,466	Industrial Select Sector SPDR Fund			282,375
AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Value
	INFLATION PROTECTED - 0.5%
1,346	iShares TIPS Bond ETF			$156,903
2,902	SPDR FTSE International Government Inflation-Protected Bond ETF			159,936
				316,839
	INTERNATIONAL - 1.0%
15,917	SPDR S&P International Dividend ETF			639,863

	KOREA - 0.1%
749	Materials Select Sector SPDR Fund			46,580

	LARGE-CAP - 2.0%
29,186	Invesco S&P 500 BuyWrite ETF			628,667
6,873	Vanguard High Dividend Yield ETF			644,069
				1,272,736
	MATERIALS - 0.5%
4,736	Materials Select Sector SPDR Fund			290,885

	MEXICO - 0.3%
3,861	iShares MSCI Mexico ETF			173,861

	MUNICIPALS - 0.2%
1,375	iShares National Muni Bond ETF			156,626

	PREFERRED - 0.8%
8,512	iShares International Preferred Stock ETF			131,511
10,175	iShares Preferred & Income Securities ETF			382,478
				513,989
	REAL ESTATE - 2.9%
17,463	iShares Mortgage Real Estate ETF			777,627
7,437	Real Estate Select Sector SPDR Fund			287,589
6,600	Vanguard Global ex-U.S. Real Estate ETF			389,994
4,033	Vanguard Real Estate ETF			374,222
				1,829,432
	RUSSIA - 0.3%
7,584	VanEck Vectors Russia ETF			189,372

	TAIWAN - 0.3%
4,664	iShares MSCI Taiwan ETF			191,830

	TECHNOLOGY - 0.5%
3,225	Technology Select Sector SPDR Fund			295,636

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
Shares				Value
	TURKEY - 0.3%
7,010	iShares MSCI Turkey ETF			$189,901

	ULTRA SHORT CLASSIFIED - 1.2%
33,550	Invesco Senior Loan ETF			765,611

	UTILITIES - 0.4%
4,545	Utilities Select Sector SPDR Fund			293,698

	TOTAL EXCHANGE TRADED FUNDS - (Cost $16,422,561)			17,128,647

Principal ($)
	SHORT TERM INVESTMENTS - 21.8%
	U.S. GOVERNMENT TREASURY OBLIGATIONS ^ - 21.8%
		Coupon Rate (%)	Maturity
3,000,000	United States Treasury Bill	0.000	1/7/2020	2,999,225
4,700,000	United States Treasury Bill	0.000	1/28/2020	4,694,783
6,000,000	United States Treasury Bill	0.000	2/11/2020	5,989,545
				13,683,553

	TOTAL SHORT- TERM INVESTMENTS (Cost $13,683,553)			13,683,553

	TOTAL INVESTMENTS - 90.1% (Cost $54,387,360)			$56,455,176
	OTHER ASSETS LESS LIABILITIES - 9.9%			6,221,333
	NET ASSETS - 100%			$62,676,509

* Non-Income Producing Security
^ Zero Coupon Bonds
AG - Aktiengesellschaft
A/S - Anonim Sirketi
ASA - Allmennaksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Société Anonyme
SE - Societas Europaea
S.p.A - Societa per azioni

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
25	3 Mo Euro (Euribor)	Mar-20	$7,037,226	$5,411
53	90 Day Euro$ Future	Mar-20	12,926,700	93,413
40	90 Day Euro$ Future	Jun-20	9,855,925	(24,925)
38	90 Day Sterling Future	Mar-20	6,189,343	4,120
38	90 Day Sterling Future	Dec-20	6,167,212	(2,220)
63	BP Currency Future	Mar-20	5,208,997	24,728
42	C$ Currency Future	Mar-20	3,210,880	26,690
14	Copper Future +	Mar-20	989,600	(10,650)
30	Copper Future +	Jul-20	2,147,250	(36,375)
42	Euro Bund Future	Mar-20	8,052,811	(117,078)
32	Gasoline RBOB +	Mar-20	2,251,494	37,338
14	Gold 100 oz +	Feb-20	2,058,700	73,640
42	Live Cattle Future +	Feb-20	2,086,540	29,000
45	Live Cattle Future +	Jun-20	2,122,640	17,560
46	Long Gilt Future	Mar-20	7,883,546	(84,271)
17	NY Harbor Future +	Mar-20	1,439,823	(42)
26	NY Harbor Future +	Jun-20	2,063,342	89,317
49	Sugar #11 +	Mar-20	740,589	(4,099)
62	US 10YR NOTE (CBT)	Mar-20	8,030,190	(68,034)
79	Wheat Future	Mar-20	2,065,000	142,063
28	WTI Crude Future +	Mar-20	1,611,360	90,200
36	WTI Crude Future +	Jun-20	2,043,720	96,120
			Net Unrealized Appreciation from Open Long Futures Contracts	$381,906
+ All of this investment is a holding of the AlphaCentric Symmetry Fund Limited.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(61)	AUD/USD Currency Future	Mar-20	$(4,166,605)	$(126,575)
(21)	BP Currency Future	Mar-20	(1,729,481)	(15,094)
(32)	CAN 10YR Bond Future	Mar-20	(3,379,668)	16,275
(33)	CHF Currency Future	Mar-20	(4,224,331)	(65,669)
(112)	Corn Future+	Mar-20	(2,120,950)	(50,450)
(108)	Corn Future+	Mar-20	(2,047,350)	(84,300)
(64)	EURO FX Currency Future	Mar-20	(8,940,913)	(84,687)
(27)	Gasoline RBOB +	Jun-20	(2,068,580)	(48,712)
(6)	JPY 10YR Bond Future	Mar-20	(8,357,954)	(2,715)
(100)	Japan Yen Currency Future	Dec-19	(11,530,753)	(26,122)
(97)	Natural Gas Future +	Mar-20	(2,350,590)	257,330
(97)	Natural Gas Future +	Jun-20	(2,153,250)	(25,370)
(1)	Norwegian Krone Currency Future	Mar-20	(220,000)	(7,880)
(11)	Soybean Future +	Mar-20	(499,463)	(26,063)
(45)	Soybean Future +	Mar-20	(2,147,463)	(32,225)
			Net Unrealized Depreciation from Open Long Futures Contracts	$(322,257)

			Net Unrealized Appreciation from Open Futures Contracts	$59,649

+ All of this investment is a holding of the AlphaCentric Symmetry Fund Limited.

AlphaCentric Symmetry Strategy Fund (SYMAX, SYMCX, SYMIX)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse	CDX EM32 5Y DEC	Sell	1.00%	12/20/2024	(625,500)	(21,290)	$-	$8,922
Credit Suisse	CDX HY 33	Sell	0.00%	12/20/2024	(495,495)	47,571	-	15,682
Credit Suisse	CDX IG 33 5Y DEC	Sell	1.00%	12/20/2024	(156,500)	4,040	-	1,032
Credit Suisse	ITRX EUR 32 DEC	Sell	5.00%	12/20/2024	(142,000)	4,392	-	898
Credit Suisse	XOVER 32 DEC	Sell	5.00%	6/20/2024	(454,000)	69,069	-	4,081
		Net Unrealized Depreciation on Swap Contracts					$-	$30,615

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Security Classifications (a) +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Common Stocks	$ 25,642,976	-	-	$ 25,642,976
Exchange Traded Funds	17,128,647	-	-	17,128,647
U.S. Government Treasury Obligations	-	13,683,553	-	13,683,553
Unrealized Appreciation on Open Long Futures Contracts	381,906	-	-	381,906
Unrealizded Appreciation on Swap Contract	-	30,615	-	30,615
Total	$ 43,153,529	$ 13,714,168	$ -	$ 56,867,697

Liabilities
Security Classifications * +	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)	Totals
Unrealized Depreciation on Open Short Futures Contracts	$ 322,257	$ -	$ -	$ 322,257
Total	$ 322,257	$ -	$ -	$ 322,257

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation/(Depreciation)
$54,387,360	$2,646,855	$(579,039)	$2,067,816